Quarterly Results of Operations (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								7 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Total revenue	$ 39,633	$ 29,762	$ 22,067	$ 17,430	$ 26,076	$ 22,104	$ 25,183	$ 19,484		$ 108,892	$ 92,847	$ 52,192
Gross profit	36,665	27,266	20,240	14,935	23,787	20,181	23,116	17,957		99,106	85,041	47,589
Operating income	24,286	19,554	3,946	8,931	17,355	14,817	17,580	12,863		56,717	62,615	28,474
Change in fair value of contingent consideration	0	(83,130)	(48,802)	0					$ (131,932)	(131,932)	0	0
Net income (loss)	$ 15,202	$ (71,133)	$ (49,805)	$ 8,172	$ 17,440	$ 14,716	$ 17,484	$ 12,904		$ (97,564)	$ 62,544	$ 28,279
Basic net income (loss) per common share (in dollars per share)	$ 0.12	$ (0.62)	$ (1.01)	$ 0.29	$ (1.19)	$ (1.25)	$ (0.19)	$ (0.34)
Diluted net income (loss) per common share (in dollars per share)	$ 0.12	$ (0.62)	$ (1.01)	$ 0.16	$ (1.19)	$ (1.25)	$ (0.19)	$ (0.34)